Convertible note (Details Narrative)		1 Months Ended			11 Months Ended	12 Months Ended
	Jul. 03, 2014	May. 31, 2015 USD ($) shares	May. 22, 2015 USD ($)	Apr. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Convertible notes payable					$ 655,000	$ 645,000
Convertible notes payable maturity date	Jul. 01, 2015
Conversion of common stock amount			$ 645,000
Convertible Notes [Member]
Convertible notes payable		$ 655,000
Number of investors		6
Convertible notes payable maturity date		Dec. 31, 2015
National Science Foundation [Member]
Conversion of common stock | shares				10,000
Conversion of common stock amount				$ 21
Convertible note post merged shares of common stock | shares				6,806
National Science Foundation [Member] | Convertible Notes [Member]
Conversion of common stock | shares		430,000
Conversion of common stock amount		$ 10,000